Investments in Associates	6 Months Ended
Jun. 30, 2020
Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES

5. INVESTMENTS IN ASSOCIATES

The Group holds 32.7% equity ownership interest in companies registered in Lebanon as shown below, the investments in associated companies are accounted for using the equity method:

	Country of	Ownership
	incorporation	2020	2019

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Movement on investments in associates is as follows:

	30 June 2020	31 December 2019
	USD	USD

Opening balance	13,061,674	13,437,778
Share of associated companies’ financial results	253	(6,393)
Investment properties fair value adjustment	(689,246)	(495,736)
Reversal of (provision) for contingent liabilities	250,000	126,025
Share of profit or loss from associates	(438,993)	(376,104)
	12,622,681	13,061,674

The associates’ main business is investing in investment properties. The investment properties of the associates are stated at fair value to bring the associated companies accounting policies in line with the Group’s. The fair value of the investment properties has been determined by management and in doing so has considered valuation performed by third party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm) which represents the significant unobservable input used in the valuation process.

All the investment properties generated rental income during the current period and the prior years

The sensitivity of the Group’s interim condensed statement of income for the six months periods ended 30 June 2020 and 30 June 2019 to the change in the price used for the valuation of the investment properties owned by the associates was as follows:

	%	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD

30 June 2020	+/- 20	2,756,984	(2,756,984)
30 June 2019	+/- 20	3,609,638	(3,609,638)